Discontinued Operations (Summarized Income (Loss) from Discontinued Operations, Net Of Tax) (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Operating revenues			$ 397,404
Operating costs and expenses			(325,379)
Operating income			72,025
Non-operating expense			(1,288)
Income from discontinued operations			70,737
Provision for income taxes			27,783
Net Income from Discontinued Operations			42,954
Loss on disposition of discontinued operations			(732)
Provision for income taxes on disposition of discontinued operations			52
Income from Discontinued Operations, Net of Tax	$ 0	$ 0	$ 42,170